Note 23 - Critical Values (Detail) - AM [Member]	12 Months Ended
Dec. 31, 2023
Change in Key Assumptions
Discount rate (post tax) increase from	10.90%
Discount rate (post tax) increase to	12.00%
Change in projected future earnings in each period by	(10.90%)
from	3.00%
to	0.90%